CONSOLIDATED STATEMENTS OF CASH FLOWS - SUPPLEMENTAL (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 25, 2021	Dec. 26, 2020
RECONCILIATION OF CASH AND CASH EQUIVALENTS AND RESTRICTED CASH:
Cash and cash equivalents, beginning of period	$ 286,662	$ 436,507	$ 168,336
Restricted cash, beginning of period	4,561	101	330
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, BEGINNING OF YEAR	291,223	436,608	168,666
Cash and cash equivalents, end of period	559,397	286,662	436,507
Restricted cash, end of period	226	4,561	101
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, END OF PERIOD	$ 559,623	$ 291,223	$ 436,608